Warrants - Warrants Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares shares
Class Of Warrant Or Right [Line Items]
Warrants outstanding	13,219,597	5,447,940
Warrants Exercisable	13,219,597	5,447,940
Share of Common stock underlying Warrant	3,768,879	90,800
Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,532,598	2,041,239
Warrants Exercisable	1,532,598	2,041,239
Exercise price | $ / shares	$ 0.03	$ 4.92	$ 0.03	$ 2.20	$ 4.92
Common stock exchange ratio	60	60
Share of Common stock underlying Warrant	25,566	34,021
Exercise Price Per One Common Share | $ / shares	$ 1.85	$ 295.20
Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,310,956	1,645,845
Warrants Exercisable	1,310,956	1,645,845
Exercise price | $ / shares	$ 0.03	$ 0.2	0.03
Common stock exchange ratio	60	60
Share of Common stock underlying Warrant	21,862	27,431
Exercise Price Per One Common Share | $ / shares	$ 1.85	$ 12.00
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding		1,322,500
Warrants Exercisable		1,322,500
Exercise price | $ / shares	$ 2.20	$ 7.00		$ 7.00
Common stock exchange ratio		60
Share of Common stock underlying Warrant		22,042
Exercise Price Per One Common Share | $ / shares		$ 420.00
Warrants Expiration		2015-10
Common Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	463,356	438,356
Warrants Exercisable	463,356	438,356
Exercise price | $ / shares			$ 0.03
Common stock exchange ratio	60	60
Share of Common stock underlying Warrant	7,735	7,306
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	1,074,082
Warrants Exercisable	1,074,082
Exercise price | $ / shares	$ 8.75
Common stock exchange ratio	60
Share of Common stock underlying Warrant	17,917
Exercise Price Per One Common Share | $ / shares	$ 525.00
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	5,229,973
Warrants Exercisable	5,229,973				21,792,000
Exercise price | $ / shares	$ 2.55
Common stock exchange ratio	60
Share of Common stock underlying Warrant	87,167
Exercise Price Per One Common Share | $ / shares	$ 153.00
Warrants Expiration	2017-01
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	3,503,116
Warrants Exercisable	3,503,116
Exercise price | $ / shares	$ 1.85
Common stock exchange ratio	1
Share of Common stock underlying Warrant	3,503,116
Exercise Price Per One Common Share | $ / shares	$ 1.85
Warrants Expiration	2021-06
Subordination
Class Of Warrant Or Right [Line Items]
Warrants outstanding	105,516
Warrants Exercisable	105,516
Exercise price | $ / shares	$ 1.85
Common stock exchange ratio	1
Share of Common stock underlying Warrant	105,516
Exercise Price Per One Common Share | $ / shares	$ 1.85
Warrants Expiration	2021-06
Minimum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-04	2021-04
Minimum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-04	2021-04
Minimum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price | $ / shares	$ 0.03	$ 2
Exercise Price Per One Common Share | $ / shares	$ 1.85	$ 120
Warrants Expiration	2016-04	2016-04
Minimum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-03
Maximum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07	2021-07
Maximum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07	2021-07
Maximum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price | $ / shares	$ 32.00	$ 32
Exercise Price Per One Common Share | $ / shares	$ 1,920	$ 1,920
Warrants Expiration	2021-07	2021-07
Maximum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-07